Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Current and Deferred Tax (Income)/Expense

Recognised within the Consolidated Income Statement	2018 €m	2017 €m	2016 €m
(a) Current tax
Republic of Ireland	10	9	5
Overseas	313	312	443
Total current tax expense	323	321	448

(b) Deferred tax
Origination and reversal of temporary differences:
Retirement benefit obligations	3	16	8
Share-based payment expense	4	(4)	(11)
Derivative financial instruments	(1)	2	1
Other items (2017 includes deferred tax credit associated with the “Tax Cuts and Jobs Act”)	97	(280)	(15)
Total deferred tax expense/(income)	103	(266)	(17)

Income tax reported in the Consolidated Income Statement	426	55	431

* EBITDA is defined as earnings before interest, taxes, depreciation, amortisation, asset impairment charges and profit on disposals.

Schedule of Income Tax Recognised Outside Consolidated Income Statement

	2018 €m	2017 €m	2016 €m

Recognised outside the Consolidated Income Statement
(a) Within the Consolidated Statement of Comprehensive Income:
Deferred tax - retirement benefit obligations	(1)	(33)	3
Deferred tax - cash flow hedges	5	-	-
	4	(33)	3
(b) Within the Consolidated Statement of Changes in Equity:
Current tax
Current tax - share option exercises	2	2	-

Deferred tax
Deferred tax - share-based payment expense	(4)	(7)	12
	(2)	(5)	12

Income tax recognised outside the Consolidated Income Statement	2	(38)	15

Reconciliation of Applicable Tax Rate to Effective Tax Rate

	2018 €m	2017 €m	2016 €m

Recognised outside the Consolidated Income Statement
(a) Within the Consolidated Statement of Comprehensive Income:
Deferred tax - retirement benefit obligations	(1)	(33)	3
Deferred tax - cash flow hedges	5	-	-
	4	(33)	3
(b) Within the Consolidated Statement of Changes in Equity:
Current tax
Current tax - share option exercises	2	2	-

Deferred tax
Deferred tax - share-based payment expense	(4)	(7)	12
	(2)	(5)	12

Income tax recognised outside the Consolidated Income Statement	2	(38)	15

Reconciliation of applicable tax rate to effective tax rate

Profit before tax (€m)	1,862	1,867	1,620
Tax charge expressed as a percentage of profit before tax (effective tax rate):
- current tax expense only	17.3%	17.2%	27.7%
- total income tax expense (current and deferred)	22.9%	2.9%	26.6%

The following table reconciles the applicable Republic of Ireland statutory tax rate to the effective tax rate (current and deferred) of the Group:

	% of profit before tax
Irish corporation tax rate	12.5	12.5	12.5
Higher tax rates on overseas earnings	11.7	15.9	15.1
Deferred tax credit relating to the enactment of the “Tax Cuts and Jobs Act”	-	(23.6)	-
Other items (primarily comprising items not chargeable to tax/expenses not deductible for tax)	(1.3)	(1.9)	(1.0)
Total effective tax rate	22.9	2.9	26.6